Finance Expense and Income - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of finance income expense [line items]
Interest on lease liabilities	$ 79	$ 69
Mark to market gain (loss)	2,033	339
Unwinding of discount	231	195
Interest expense on bonds	48	37
Gain (loss) on Hedging Instruments	240	138
Net foreign exchange loss	128	161
Deferred consideration on acquisitions	$ 18	14
Gain (loss) for completion of tender offers		$ 29